Warrant Liabilities (Details) - Schedule of Black-Scholes Pricing Model to Estimate the Fair Value of the Warrant Liabilities	12 Months Ended
Jun. 30, 2024 $ / shares shares
Warrant A [Member]
Warrant Liabilities (Details) - Schedule of Black-Scholes Pricing Model to Estimate the Fair Value of the Warrant Liabilities [Line Items]
Share price (in Shares) | shares	1.08
Exercise price / warrant (in Dollars per share) | $ / shares	$ 1.25
Expected volatility	98.07%
Dividend yield
Expected term (years)	5 years
Annual risk-free interest rate	4.106%
Warrant B [Member]
Warrant Liabilities (Details) - Schedule of Black-Scholes Pricing Model to Estimate the Fair Value of the Warrant Liabilities [Line Items]
Share price (in Shares) | shares	1.08
Exercise price / warrant (in Dollars per share) | $ / shares	$ 1.25
Expected volatility	98.07%
Dividend yield
Expected term (years)	1.5 years
Annual risk-free interest rate	4.106%
Warrant to Exchange Listing [Member]
Warrant Liabilities (Details) - Schedule of Black-Scholes Pricing Model to Estimate the Fair Value of the Warrant Liabilities [Line Items]
Share price (in Shares) | shares	2.26
Exercise price / warrant (in Dollars per share) | $ / shares	$ 4
Expected volatility	130.14%
Dividend yield
Expected term (years)	4.24 years
Annual risk-free interest rate	3.918%